Investments in Debt, Equity Securities and Other Investments (Summary of Carrying Amounts of Other Investments) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2018	Mar. 31, 2017
Investments, Debt and Equity Securities [Abstract]
Time deposits and certificates of deposits (due over 3 months)	¥ 159,310	¥ 213,143
Non-marketable equity securities	21,453	15,865
Long-term loans	0	43
Investments in affiliates and an unconsolidated subsidiary	3,874	5,863
Total	¥ 184,637	¥ 234,914